Pension and Other Post-Retirement Benefits	12 Months Ended
Sep. 30, 2015
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Post-Retirement Benefits

Defined Contribution Plans
We have established a retirement savings plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan covers substantially all of our U.S. employees who meet minimum age and service requirements, and allows participants to defer a portion of their annual compensation on a pre-tax basis. Effective July 1, 2003, a company match of employee’s contributions was established. We match 50% of employee contributions up to 4% of eligible salary. Employer's contributions vest one-third annually over a three-year period. Our contributions to the 401(k) Plan totaled $7.0 million, $7.0 million and $6.1 million for fiscal years 2015, 2014 and 2013, respectively. We make contributions to various other plans in certain of our foreign operations; total contributions to these plans are not material.

Defined Benefit Pension Plans
We sponsor certain defined benefit pension plans that are offered primarily by our foreign subsidiaries. Many of these plans were assumed through our acquisitions or are required by local regulatory requirements. We may deposit funds for these plans with insurance companies, third party trustees, or into government-managed accounts consistent with local regulatory requirements, as applicable. Our total defined benefit plan pension expenses were $0.3 million, $0.2 million and $1.3 million for fiscal years 2015, 2014 and 2013, respectively. The aggregate projected benefit obligation and aggregate net liability of our defined benefit plans as of September 30, 2015 was $35.5 million and $7.3 million, respectively, and as of September 30, 2014 was $34.9 million and $5.0 million, respectively. In fiscal year 2013, we settled the obligations under our Canadian defined benefit pension plan through a purchase of annuities. The loss on settlement was 1.5 million, and is included in restructuring and other, net, in fiscal year 2013.